Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2019	2020
	RMB	RMB	US$
At cost:
Purchased software	4,210	4,326	663
	4,210	4,326	663
Less: accumulated amortization	(2,650)	(3,790)	(581)
Intangible assets, net	1,560	536	82

Schedule of annual estimated amortization expenses for intangible assets

	RMB	US$
For the years ending December 31,
2021	456	70
2022	79	12
2023 and thereafter	1	—
	536	82